Summary of Significant Accounting Policies - Schedule of Fair Value Hierarchy of the Group’s Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details)	Dec. 31, 2025 USD ($)
Financial liabilities:
Warrant liabilities	$ 306,000
Total	306,000
Level 1 [Member] | Fair Value, Recurring [Member]
Financial liabilities:
Warrant liabilities
Total
level 2 [Member] | Fair Value, Recurring [Member]
Financial liabilities:
Warrant liabilities
Total
Level 3 [Member] | Fair Value, Recurring [Member]
Financial liabilities:
Warrant liabilities	306,000
Total	$ 306,000